Benefit Plans - Schedule of Pre Tax Amounts Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Actuarial (gain) loss arising during measurement period	$ (513)	$ 386
Amortization of actuarial loss	(25)	0	$ 0
Total recognized in other comprehensive (income) loss	$ (538)	$ 386